VALUE OF CHARTER PARTY CONTRACTS - Movement in Favorable Charter Party Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) In Favorable Charter Party Contracts [Roll Forward]
Opening balance	$ 53,686	$ 76,099	$ 103,376
Acquired time charter contracts from Quintana	0	(3,080)	0
Amortization charge	(18,733)	(19,333)	(27,277)
Total	34,953	53,686	76,099
Less: current portion	(18,732)	(18,732)	(22,413)
Non-current portion	$ 16,221	$ 34,954	$ 53,686